Income (Loss) Per Share Attributable to Equity Holders of the Company	12 Months Ended
Mar. 31, 2025
Income (Loss) Per Share Attributable to Equity Holders of the Company [Abstract]
INCOME (LOSS) PER SHARE ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY
25.	INCOME (LOSS) PER SHARE ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY

The basic loss per share is calculated as the loss for the year attributable to equity holders of the Company divided by the weighted average number of ordinary shares of the Company in issue during the period.

The diluted loss per share is calculated as the loss for the year attributable to equity holders of the Company divided by the weighted average number of ordinary shares used in the calculation which is the weighted average number of ordinary shares in issue plus the number of shares held under the share purchase warrants (2024: Nil). For the year ended March 31, 2025, the Company had 25,100,000 share purchase warrants outstanding, which could potentially dilute basic loss per share in the future, but were excluded from the computation of diluted income (loss) per share in the year presented, as their effects would have been anti-dilutive.

The Company had no potentially dilutive ordinary shares in issue during the period.

	For the year ended March 31,
	2025	2024	2023

Basic Income (Loss) Per Share Numerator
Income (loss) for the period attributable to owners of the Company	$15,894,755	$(3,679,409)	$(20,556,669)

Diluted Income (Loss) Per Share Numerator
Income (loss) for the period attributable to owners of the Company	$15,894,755	$(3,679,409)	$(20,556,669)

Basic Income (Loss) Per Share Denominator
Original shares:	37,248,371	31,048,371	23,598,371,
Additions from actual events:
- Issuance of common stock, weighted	1,300,685	3,657,808	3,392,308
Basic weighted average shares outstanding	38,549,056	34,706,179	26,990,679

Diluted Income (Loss) Per Share Denominator
Diluted Weighted Average Shares Outstanding:	38,549,056	34,706,179	26,990,679

Income (Loss) Per Share
- Basic and diluted	$0.41	$(0.11)	$(0.76)
Weighted Average Shares Outstanding
- Basic and diluted	38,549,056	34,706,179	26,990,679